BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Equity Dividend V.I. Fund

(the “Fund”)

Supplement dated September 6, 2017 to the Statement of Additional Information

dated May 1, 2017, as supplemented to date

On February 14, 2017, Robert M. Shearer, CFA announced his plans to retire from BlackRock, Inc. Effective August 31, 2017, Robert M. Shearer, CFA no longer serves as a portfolio manager of the Fund, and David Zhao and Franco Tapia are added as portfolio managers of the Fund. Effective August 31, 2017, the following changes are made to the Fund’s Statement of Additional Information:

The section entitled “Management and Advisory Arrangements — Portfolio Manager Information — Other Funds and Accounts Managed — Equity Dividend V.I.” is deleted in its entirety and replaced with the following:

Equity Dividend V.I.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Tony DeSpirito	8	5	1	0	0	0
	$23.95 Billion	$1.80 Billion	$416.1 Million	$0	$0	$0
David Zhao*	3	2	0	0	0	0
	$1.50 Billion	$438.2 Million	$0	$0	$0	$0
Franco Tapia*	3	2	0	0	0	0
	$1.50 Billion	$438.2 Million	$0	$0	$0	$0

*	Information as of July 31, 2017.

The section entitled “Management and Advisory Arrangements — Fund Ownership — Equity Dividend V.I.” is deleted in its entirety and replaced with the following:

Equity Dividend V.I.

Portfolio Manager	Dollar Range of Equity Securities of the Fund(s) Owned
Tony DeSpirito	None
David Zhao*	None
Franco Tapia*	None

*	Information as of July 31, 2017.

The section entitled “Management and Advisory Arrangements — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Kemp, Shearer, DeSpirito, McGeough, Bristow, Williams, Balaraman, Coyle, Wolfe, Savi, Cooke and Mathieson and Ms. King” is deleted in its entirety and replaced with the following:

Messrs. Kemp, DeSpirito, McGeough, Bristow, Williams, Balaraman, Coyle, Wolfe, Savi, Cooke, Mathieson, Zhao and Tapia and Ms. King

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Carrie King	Basic Value V.I.	MSCI All Country (AC) Americas Index Russell 1000 Value Index (Total Return) Russell 1000 Value TR Customized Index Performance Benchmark JPY MSTAR US Large-Cap Value Equity MSTAR Large Value
Joseph Wolfe	Basic Value V.I.

Russell 1000 Index (Gross Total Return); S&P 500 Index;

FTSE North America in GBP; MSCI Developed — US Net TR Index;

FTSE World US TR in GBP Terms; FTSE United States in GBP;

60% S&P 500, 20% S&P TSX and 20% Mexico IPC (USD);

Russell 1000, expressed in EUR;

Russell 1000 Growth Index; Russell 1000 Value Index (Total Return);

Morningstar US Flex-Cap Equity; Morningstar Large Blend;

MS Investment Association North America Classification;

Morningstar Large Growth; Morningstar Large Value;

LIPPER Options Arbitrage/Opt Strategies Funds;

MSCI All Country (AC) Americas Index;

Russell 1000 Value TR Customized Index Performance Benchmark JPY;

Morningstar US Large-Cap Value Equity

Lawrence Kemp	Capital Appreciation V.I. Large Cap Growth V.I.

Russell 1000 Growth Index; Russell 1000 Growth Index in EUR;

S&P 500 Index;

Russell 1000 Growth Custom Index;

MSTAR US Large-Cap Growth Equity; MSTAR Large Growth
MSTAR Large Blend; MSTAR Mid-Cap Growth

Portfolio Manager	Funds Managed	Applicable Benchmarks
Tony DeSpirito	Equity Dividend V.I.

Russell 2500 Value Index

Russell 1000 Value Index (Total Return)

Russell 1000 Value Index TR in GBP

Alerian MLP Infrastructure Index

S&P North American Natural Resources Sector Index

S&P 500 Index

DJ Brookfield Global Infrastructure Composite Yield (USD Hedged)

70% S&P Utilities / 30% S&P Telecom (before 08/2003 S&P Utility)

Morningstar US Large-Cap Blend Equity

LIPPER Equity Income Funds

LIPPER Options Arbitrage/Opt Strategies Funds

LIPPER Global Natural Resources Funds

50% SNP500NR2/50% SP5100OW Index

LIPPER Utility Funds

David Zhao Franco Tapia	Equity Dividend V.I.

Russell 2500 Value Index;

Russell 1000 Value Index (Total Return);

Russell 1000 Value Index TR in GBP;

Alerian MLP Infrastructure Index;

S&P North American Natural Resources Sector Index;

S&P 500 Index;

DJ Brookfield Global Infrastructure Composite Yield (USD Hedged); 70% S&P Utilities / 30% S&P Telecom;

Morningstar US Large-Cap Blend Equity;

LIPPER Equity Income Funds;

LIPPER Options Arbitrage/Opt Strategies Funds;

LIPPER Global Natural Resources Funds; 50% SNP500NR2/50% SP5100OW Index; LIPPER Utility Funds

Simon McGeough	Global Opportunities V.I.

MSCI All Country World Index (Net Total Return);

MSCI All Country World ex US-Net Return;

MSCI All Country World ex US Index (Net TR);

MSCI WRLD HealthCare ND;

MSTAR Global Large-Cap Blend Equity;

MSTAR Foreign Large Blend;

LIPPER Options Arbitrage/Opt Strategies Funds;

S&P United States MidSmallCap Index;

MSCI All Country World Index (Net Total Return);

MSTAR US Mid-Cap Equity; MSTAR Mid-Cap Growth;

MS_IA North America; MSTAR World Stock; MS_IA Global;

LIPPER Options Arbitrage/Opt Strategies Funds;

MSTAR Technology; LIPPER Sector Equity Funds;

S&P 500 Index; Russell 3000 HealthCare Index;

Citigroup 3-month T-bill Index; MSTAR Sector Equity Healthcare;

MSTAR Health; LIPPER Sector Equity Funds

Portfolio Manager	Funds Managed	Applicable Benchmarks
James Bristow, CFA Gareth Williams, CFA	International V.I.

MSCI World Net TR Index 100% USD Hedged; FTSE World ex UK;

MSCI All Country World Index (Net Total Return);

MSCI World Gross TR Index in HKD;

MSCI World NET TR in GBP Index;

MSCI All Country World ex US-Net Return;

MSCI World Net TR Index in JPY;

70% MSACWLDNET / 30% LIBOR_3MO Index;

MSCI EAFE Index (Net Total Return);

MSCI All Country World Net TR Index 100% USD Hedged Index in JPY;

MSTAR Foreign Large Blend;

70% MSACWLDNET / 30% LIBOR_3MO Index;

MSCI AC World Index (NDR);

MSTAR World Stock; LIPPER Global Equity Income Funds;

MSTAR Global Equity Income; MS_IA Global Equity Income;

MSTAR Global Large-Cap Blend Equity; MSCI EAFE Index (Net Total Return)

Raffaele Savi Travis Cooke, CFA Richard Mathieson	Advantage Large Cap Core V.I. Advantage Large Cap Value V.I. Advantage U.S. Total Market V.I.	No benchmarks.

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

The third paragraph in the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Discretionary Incentive Compensation — Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Mdmes. Aguirre, Hsui, King and Whitelaw and Messrs. Balaraman, Chamby, Christofel, Clayton, Cooke, Coyle, Delbos, DeSpirito, Garfin, Gates, Green, Hogshire, Jue, Karir, Keenan, Kemp, Koesterich, Kraeger, Mason, Mathieson, McGeough, Mehta, Miller, Rieder, Rogal, Savage, Savi, Schoenhofen, Tapia, Wolfe and Zhao are eligible to participate in the deferred compensation program.

The second paragraph in the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Discretionary Incentive Compensation — Other compensation benefits” is deleted in its entirety and replaced with the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($265,000 for 2016). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Mdmes. Aguirre, Hsui, King and Whitelaw and Messrs. Balaraman, Chamby, Christofel, Clayton, Cooke, Coyle, Delbos, DeSpirito, Garfin, Gates, Green, Hogshire, Jue, Karir, Keenan, Kemp, Koesterich, Kraeger, Mason, Mathieson, McGeough, Mehta, Miller, Rieder, Rogal, Savage, Savi, Schoenhofen, Tapia, Wolfe and Zhao are eligible to participate in these plans.

Shareholders should retain this Supplement for future reference.

SAI-VAR-EDVI-0917SUP

5